Condensed Financial Information of DHT Holdings, Inc. (parent company only), Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash Flows from Operating Activities [Abstract]
Profit/(loss) for the year	$ 266,281		$ 73,680		$ (46,927)
Items included in net income not affecting cash flows [Abstract]
Amortization					1,515
Impairment charge	12,560		0		3,500
Compensation related to options and restricted stock	5,106		2,331		2,599
Changes in operating assets and liabilities [Abstract]
Accounts payable and accrued expenses	(6,914)		(1,033)		8,234
Net cash provided by/(used in) operating activities	529,870		155,956		53,985
Cash flows from Investing Activities [Abstract]
Net cash provided by/(used in) investing activities	(26,717)		(53,369)		(188,165)
Cash flows from Financing Activities [Abstract]
Cash dividends paid	(214,669)		(28,685)		(11,487)
Purchase of treasury shares	0		(3,248)		(5,026)
Issuance of convertible bonds	0		(7)		38,945
Repayment of convertible bonds	0		(6,426)		0
Net cash (used in)/provided by financing activities	(501,868)		(130,176)		151,832
Net increase/(decrease) in cash and cash equivalents	1,285		(27,588)		17,652
Cash and cash equivalents at beginning of period	67,356	[1],[2]	94,944		77,292
Cash and cash equivalents at end of period	68,641	[1],[2]	67,356	[1],[2]	94,944
Parent Company [Member]
Cash Flows from Operating Activities [Abstract]
Profit/(loss) for the year	(22,433)		26,975		(86,143)
Items included in net income not affecting cash flows [Abstract]
Amortization	3,250		5,459		4,733
Impairment charge	35,278		(455)		93,452
Compensation related to options and restricted stock	4,204		693		663
(Gain)/loss purchase convertible bond	0		0		3,589
Changes in operating assets and liabilities [Abstract]
Accounts receivable and prepaid expenses	(805)		(500)		(125)
Accounts payable and accrued expenses	(2,246)		(1,317)		2,279
Amounts due to related parties	(43,313)		(63,280)		(72,365)
Net cash provided by/(used in) operating activities	(26,063)		(32,425)		(53,917)
Cash flows from Investing Activities [Abstract]
Loan to subsidiaries	223,550		75,500		58,990
Investment in vessels under construction	0		0		(21,263)
Net cash provided by/(used in) investing activities	223,550		75,500		37,727
Cash flows from Financing Activities [Abstract]
Cash dividends paid	(214,669)		(28,685)		(11,487)
Purchase of treasury shares	0		(3,248)		(5,026)
Issuance of convertible bonds	0		(7)		38,945
Repayment of convertible bonds	0		(6,426)		0
Net cash (used in)/provided by financing activities	(214,669)		(38,366)		22,432
Net increase/(decrease) in cash and cash equivalents	(17,182)		4,709		6,242
Cash and cash equivalents at beginning of period	22,492		17,783		11,540
Cash and cash equivalents at end of period	$ 5,310		$ 22,492		$ 17,783

[1]	Amortized cost.
[2]	Cash and cash equivalents include $299 thousand in restricted cash in 2020 and $221 thousand in 2019, including employee withholding tax.